Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 9 — RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties:

Name	Relationship with the Company
Mr. Haogang Yang	Director of the Company
Mori Enterprise Management (Beijing) Partnership	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd.	Controlled by Mr. Haogang Yang
Mr. Chen Chen	CFO of the Company

Balances with related parties

As of September 30, 2025 and 2024, the balances with related parties were as follows:

	As of September 30,
	2025	2024
	US$	US$
Due to a related party
Mr. Haogang Yang	$22,846	$50,380

Due from related parties
Mori Enterprise Management (Beijing) Partnership	$140	$142
Qi Fei Shanghai Technology Co., Ltd.	19,244	19,523
Mr. Chen Chen	6,949	—
Total	$26,333	$19,665
(a)	As of September 30, 2025, the balance of Mr. Haogang Yang showed that the amount of payroll payables was $22,846 (RMB 162,644).

As of September 30, 2024, the balance of Mr. Haogang Yang showed that the amount for reimbursement of expenses was $30,213 (RMB 212,023), and the amount of payroll payables was $20,167 (RMB 141,520).

(b)	As of September 30, 2025, the balance of Mori Enterprise Management (Beijing) Partnership $140 (RMB 1,000) and Qi Fei Shanghai Technology Co., Ltd. $19,244 (RMB 137,000) represented interest-free loan for working capital purpose, the balance of Mr. Chen Chen showed that the amount of the petty cash is $6,949 (RMB 49,464).

As of September 30, 2024, the balance of Mori Enterprise Management (Beijing) Partnership $142 (RMB 1,000) and Qi Fei Shanghai Technology Co., Ltd. $19,523 (RMB 137,000) represented interest-free loan for working capital purpose.